Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Intangible Assets	The range of useful lives for intangible assets with a finite life is as follows:

Energy services relationships	5 years
Software	3 to 20 years
Extraction and Transmission (E&T) Contracts	25 years
Commodity contracts	7 years

As at	December 31, 2022			December 31, 2021
	Cost	Accumulated amortization	Net book value	Cost	Accumulated amortization	Net book value
E&T contracts	$26	$(18)	$8	$26	$(17)	$9
Energy services relationships	96	(86)	10	90	(63)	27
Software	359	(255)	104	331	(203)	128
Land rights	1	—	1	1	—	1
Commodity contracts	8	(6)	2	7	(1)	6
Reclassified to assets held for sale (note 5)	(30)	25	(5)	—	—	$—
	$460	$(340)	$120	$455	$(284)	$171

Schedule of Estimated Amortization Expense of Intangible Assets
The following table sets forth the estimated amortization expense of intangible assets, excluding any amortization of assets not yet subject to amortization as well as assets with an indefinite life, for the years ended December 31:

2023	$46
2024	$33
2025	$29
2026	$1
2027	$1
Thereafter	$4